Financial Risk Management - Summary of Borrowings of Interest Rate Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 161,372	$ 141,880
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 49,024	$ 48,226
Percentage of loans	58.00%	60.00%
Interest Rate Risk | Hercules Capital, Inc.
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 17,568	$ 13,607
Variable rate borrowings	$ 31,456	$ 34,619
Interest Rate Risk | Hercules Capital, Inc. | Current borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	21.00%	17.00%
Interest Rate Risk | Hercules Capital, Inc. | Non-current borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	37.00%	43.00%